GENERAL (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity-Wide Revenue, Major Customer, Percentage					17.50%	16.70%	15.00%
Acquisition Costs	$ 233	$ 233	$ 233
Net Assets Acquired				$ 3,434			$ 4,109
Present Value Of Acquisition Cost				221
Business Combination Fair Value Of Earn Out Consideration				$ 432	$ 378	$ 487	$ 2,109
Business Acquisition Percentage Of Outstanding Shares Acquired							100.00%
Additional Major Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage					12.70%	11.90%	12.60%
Mailvision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage				29.20%
Business Combination Wavier Amount Recognized				$ 1,472
Business Combination Fair Value Of Sale Options				$ 376
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage						10.00%